Rule 497(e)

Registration Nos. 333-201473 and 811-22926

Innovator ETFs Trust II

Innovator S&P High Quality Preferred ETF

(the “Fund”)

Supplement To the Fund’s Summary Prospectus, Prospectus
and Statement of Additional Information
Dated August 1, 2017,
as supplemented on April 11, 2018

Dated July 13, 2018

1.     Name Change

The Board of Trustees of Innovator ETFs Trust II (the “Board”) has approved a change in the Fund’s name from “Innovator S&P High Quality Preferred ETF” to “Innovator S&P Investment Grade Preferred ETF,” effective Monday, July 16, 2018. The investment objective and principal investment strategy of the Fund will not change. As of July 16, 2018, all references to “Innovator S&P High Quality Preferred ETF” are deleted in their entirety and replaced with “Innovator S&P Investment Grade Preferred ETF.”

2.     Change of Auditor

Additionally, the Board has approved the appointment Cohen & Company, Ltd. (“Cohen & Co.”) as the independent registered accounting firm (“Auditor”) for the Fund. Effective as of June 20, 2018, Cohen & Co. has replaced Grant Thornton LLP, the Fund’s current Auditor, as the Auditor for the Fund. Accordingly, the third paragraph of the section in the prospectus entitled “Fund Service Providers” is deleted in its entirety and replaced with the following:

Cohen & Company, Ltd. Cohen & Company, Ltd., 1350 Euclid Avenue, Suite 800, Cleveland, OH 44115, serves as the Fund’s independent registered public accounting firm and is responsible for auditing the annual financial statements of the Fund.

Additionally, the second paragraph of the section in the statement of additional information entitled “Miscellaneous Information” is deleted in its entirety and replaced with the following:

Independent Registered Public Accounting Firm. Cohen & Company, Ltd. Cohen & Company, Ltd., 1350 Euclid Avenue, Suite 800, Cleveland, OH 44115, serves as the Fund’s independent registered public accounting firm. The firm audits the Fund’s financial statements and performs other related audit services.

Please Keep This Supplement With Your Summary Prospectus, Prospectus and Statement of

Additional Information For Future Reference

[ON CHAPMAN AND CUTLER LLP LETTERHEAD]

July 13, 2018

Securities and Exchange Commission

100 F Street N.E.

Washington, D.C. 20549

Re:	Innovator ETFs Trust II
(File Nos. 333-201473 and 811-22926)

Ladies and Gentlemen:

On behalf of Innovator ETFs Trust II (the “Trust”), pursuant to the requirements of Rule 497 of the General Rules and Regulations of the Securities Act of 1933, as amended, we are submitting one copy of a supplement, in the form of a sticker, to the summary prospectus, prospectus and statement of additional information of Innovator S&P High Quality Preferred ETF, a series of the Trust.

If you have questions or comments, please telephone the undersigned at (312) 845- 3273.

Very truly yours,

Chapman and Cutler llp

By:	/s/ Walter L. Draney
Walter L. Draney

Enclosures